Property, plant and equipment (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
As of January		$ 1,021,266,631		$ 917,913,428
Additions		131,852,714		123,230,196
Additions of historic cost by business combination		10,879,280		29,736,202
Additions of acumulated depreciation by business combination		(20,812)		(13,842,273)
Transfers		0		0
Conversion effect historic cost		9,404,428		25,425,947
Capitalized interests		909,256		609,921
Depreciation, property, plant and equipment		(102,219,271)	[1]	(90,299,139)
Others increase (decreased)	[2]	63,361,060		84,958,594
Divestitures	[2]	63,361,060		84,958,594
Changes		76,267,524		103,353,203
As of December		1,097,534,155		1,021,266,631
IFRS Sixteen [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions by IFRS 16		20,772,402
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		1,779,024,076		1,627,357,020
Conversion effect historic cost		(55,803,151)		(49,449,703)
Write off		(45,793,938)		(21,204,715)
Others increase (decreased)		(7,302,976)		(17,011,988)
Divestitures		(7,302,976)		(17,011,988)
As of December		1,897,051,094		1,779,024,076
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		(757,757,445)		(709,443,592)
Write off		44,122,751		19,278,138
Others increase (decreased)		6,105,781		11,922,023
Divestitures		6,105,781		11,922,023
As of December		(799,516,939)		(757,757,445)
Land, buildings and contruction
Disclosure of detailed information about property, plant and equipment [line items]
As of January		496,862,789		443,068,099
Additions		0		0
Additions of historic cost by business combination		8,271,085		12,734,666
Additions of acumulated depreciation by business combination		(5,168)		(762,783)
Transfers		39,314,971		39,838,515
Conversion effect historic cost		399,539		707,133
Capitalized interests		0		0
Depreciation, property, plant and equipment		(22,502,711)	[1]	(17,172,212)
Others increase (decreased)	[2]	13,715,717		26,662,381
Divestitures	[2]	13,715,717		26,662,381
Changes		43,845,095		53,794,690
As of December		540,707,884		496,862,789
Land, buildings and contruction | IFRS Sixteen [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions by IFRS 16		16,411,597
Land, buildings and contruction | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		693,438,996		622,388,974
Conversion effect historic cost		(11,615,913)		(5,754,382)
Write off		(916,048)		(72,907)
Others increase (decreased)		(1,861)		(2,476,636)
Divestitures		(1,861)		(2,476,636)
As of December		760,199,222		693,438,996
Land, buildings and contruction | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		(196,576,207)		(179,320,875)
Write off		772,278		5,707
Others increase (decreased)		1,609		85,208
Divestitures		1,609		85,208
As of December		(219,491,338)		(196,576,207)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of January		245,470,301		205,544,021
Additions		0		0
Additions of historic cost by business combination		2,605,523		7,481,173
Additions of acumulated depreciation by business combination		(14,806)		(7,432,623)
Transfers		29,945,516		45,234,574
Conversion effect historic cost		2,071,105		6,290,990
Capitalized interests		0		0
Depreciation, property, plant and equipment		(32,380,334)	[1]	(27,289,843)
Others increase (decreased)	[2]	24,772,155		31,149,984
Divestitures	[2]	24,772,155		31,149,984
Changes		10,883,368		39,926,280
As of December		256,353,669		245,470,301
Machinery and equipment | IFRS Sixteen [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions by IFRS 16		2,879,880
Machinery and equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		552,095,601		485,977,017
Conversion effect historic cost		(18,521,702)		(14,801,093)
Write off		(1,686,432)		(2,578,367)
Others increase (decreased)		(40,001)		(790,001)
Divestitures		(40,001)		(790,001)
As of December		592,555,555		552,095,601
Machinery and equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		(306,625,300)		(280,432,996)
Write off		1,250,400		2,397,406
Others increase (decreased)		2,064		264,080
Divestitures		2,064		264,080
As of December		(336,201,886)		(306,625,300)
Bottles and containers
Disclosure of detailed information about property, plant and equipment [line items]
As of January		87,164,806		72,792,316
Additions		0		0
Additions of historic cost by business combination		2,672		4,940,095
Additions of acumulated depreciation by business combination		(838)		(2,384,378)
Transfers		19,737,192		26,616,253
Conversion effect historic cost		5,068,567		12,688,447
Capitalized interests		0		0
Depreciation, property, plant and equipment		(23,542,865)	[1]	(23,911,356)
Others increase (decreased)	[2]	15,358,642		19,091,618
Divestitures	[2]	15,358,642		19,091,618
Changes		(3,213,739)		14,372,490
As of December		83,951,067		87,164,806
Bottles and containers | IFRS Sixteen [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions by IFRS 16		0
Bottles and containers | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		180,757,354		159,541,057
Conversion effect historic cost		(18,784,647)		(20,321,228)
Write off		(5,447,699)		(3,449,791)
Others increase (decreased)		(405,192)		(5,687,343)
Divestitures		(405,192)		(5,687,343)
As of December		190,100,694		180,757,354
Bottles and containers | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		(93,592,548)		(86,748,741)
Write off		4,464,153		2,541,051
Others increase (decreased)		336,276		4,249,122
Divestitures		336,276		4,249,122
As of December		(106,149,627)		(93,592,548)
Other Equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of January		52,222,137		47,659,232
Additions		0		0
Additions of historic cost by business combination		0		3,656,444
Additions of acumulated depreciation by business combination		0		(2,509,968)
Transfers		18,915,984		16,798,523
Conversion effect historic cost		1,712,436		5,358,799
Capitalized interests		0		0
Depreciation, property, plant and equipment		(15,756,612)	[1]	(14,882,856)
Others increase (decreased)	[2]	3,240,126		2,850,058
Divestitures	[2]	3,240,126		2,850,058
Changes		2,793,373		4,562,905
As of December		55,015,510		52,222,137
Other Equipment | IFRS Sixteen [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions by IFRS 16		0
Other Equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		143,550,263		142,280,575
Conversion effect historic cost		(5,216,819)		(6,309,411)
Write off		(19,566,224)		(13,306,471)
Others increase (decreased)		(5,835,237)		(2,573,198)
Divestitures		(5,835,237)		(2,573,198)
As of December		133,582,436		143,550,263
Other Equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		(91,328,126)		(94,621,343)
Write off		19,540,873		13,063,328
Others increase (decreased)		5,758,846		2,417,657
Divestitures		5,758,846		2,417,657
As of December		(78,566,926)		(91,328,126)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
As of January		97,428,207		108,606,889
Additions		131,852,714		123,230,196
Additions of historic cost by business combination		0		99,432
Additions of acumulated depreciation by business combination		0		0
Transfers		(117,631,917)		(137,622,837)
Conversion effect historic cost		0		0
Capitalized interests		909,256		609,921
Depreciation, property, plant and equipment		0	[1]	0
Others increase (decreased)	[2]	5,731,215		4,240,542
Divestitures	[2]	5,731,215		4,240,542
Changes		19,158,483		(11,178,682)
As of December		116,586,690		97,428,207
Assets under construction | IFRS Sixteen [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions by IFRS 16		0
Assets under construction | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		97,428,207		108,606,889
Conversion effect historic cost		(1,119,515)		(1,509,220)
Write off		0		0
Others increase (decreased)		(583,270)		(226,716)
Divestitures		(583,270)		(226,716)
As of December		116,586,690		97,428,207
Assets under construction | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		0		0
Write off		0		0
Others increase (decreased)		0		0
Divestitures		0		0
As of December		0		0
Furniture, accesories and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
As of January		25,684,257		25,352,126
Additions		0		0
Additions of historic cost by business combination		0		824,392
Additions of acumulated depreciation by business combination		0		(752,521)
Transfers		7,304,360		6,919,683
Conversion effect historic cost		152,781		288,185
Capitalized interests		0		0
Depreciation, property, plant and equipment		(6,904,318)	[1]	(6,025,870)
Others increase (decreased)	[2]	269,831		290,325
Divestitures	[2]	269,831		290,325
Changes		1,919,616		332,131
As of December		27,603,873		25,684,257
Furniture, accesories and vehicles | IFRS Sixteen [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions by IFRS 16		1,480,925
Furniture, accesories and vehicles | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		80,890,915		79,194,908
Conversion effect historic cost		(299,589)		(594,460)
Write off		(18,177,535)		(1,797,179)
Others increase (decreased)		(8,872)		(4,051,693)
Divestitures		(8,872)		(4,051,693)
As of December		72,083,918		80,890,915
Furniture, accesories and vehicles | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		(55,206,658)		(53,842,782)
Write off		18,095,047		1,270,646
Others increase (decreased)		6,986		3,960,623
Divestitures		6,986		3,960,623
As of December		(44,480,045)		(55,206,658)
Under production vines
Disclosure of detailed information about property, plant and equipment [line items]
As of January		16,434,134		14,890,745
Additions		0		0
Additions of historic cost by business combination		0		0
Additions of acumulated depreciation by business combination		0		0
Transfers		2,413,894		2,215,289
Conversion effect historic cost		0		92,393
Capitalized interests		0		0
Depreciation, property, plant and equipment		(1,132,431)	[1]	(1,017,002)
Others increase (decreased)	[2]	273,374		673,686
Divestitures	[2]	273,374		673,686
Changes		881,328		1,543,389
As of December		17,315,462		16,434,134
Under production vines | IFRS Sixteen [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions by IFRS 16		0
Under production vines | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		30,862,740		29,367,600
Conversion effect historic cost		(244,966)		(159,909)
Write off		0		0
Others increase (decreased)		(428,543)		(1,206,401)
Divestitures		(428,543)		(1,206,401)
As of December		31,942,579		30,862,740
Under production vines | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January		(14,428,606)		(14,476,855)
Write off		0		0
Others increase (decreased)		0		945,333
Divestitures		0		945,333
As of December		$ (14,627,117)		$ (14,428,606)

[1]	Includes depreciation of the right of use assets according to IFRS16. See Note 4 - Accounting changes, letter a).
[2]	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.